Repurchase Agreements: (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Cost and maturities of company's repurchase agreements
Balance of Third Party	$ 43,508	$ 43,080
Average Cost	2.35%	2.15%
Overnight [Member] | Various customers [Member]
Cost and maturities of company's repurchase agreements
Balance of Third Party	27,508	27,080
Average Cost	1.08%	0.88%
Quarterly callable [Member] | Deutsch Bank [Member]
Cost and maturities of company's repurchase agreements
Balance of Third Party	10,000	10,000
Average Cost	4.28%	4.28%
Maturity	Sep. 05, 2014	Sep. 05, 2014
Quarterly callable [Member] | Merrill Lynch [Member]
Cost and maturities of company's repurchase agreements
Balance of Third Party	$ 6,000	$ 6,000
Average Cost	4.36%	4.36%
Maturity	Sep. 18, 2016	Sep. 18, 2016